DRYDEN GOVERNMENT SECURITIES TRUST

Gateway Center Three, 4th Floor

Newark, NJ 07102

August 15, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Government Securities Trust (the “Fund”)

(File No. 333-111750)

Ladies and Gentlemen:

The N-PX filing for the Fund, Accession Number 000000067590-07-00207 on August 13, 2007 was submitted in error and should be disregarded.

DRYDEN GOVERNMENT SECURITIES TRUST

By:	/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary